Fees Summary	Jun. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 55,282,500.00
Total Fee Amount	7,634.51
Total Offset Amount	0.00
Net Fee	$ 7,634.51
Offering Table N/A
Offset Table N/A	N/A